Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Summary of borrowings

	As at 31 December 2021	As at 31 December 2022
	RMB’000	RMB’000
Credit loans due within one year
- Short term bank loan	1,559,800	1,550,000

Credit loans due over one year but within three years
- Long-term borrowing from a related party (note 3 2 (c))	700,000	700,000

	2,259,800	2,250,000

Summary of analysis of the repayment schedule of borrowings

	2021	2022
	RMB’000	RMB’000
Within 1 year or on demand	1,559,800	1,550,000

Over one year but within two years	—	700,000
Over two years but within three years	700,000	—

	2,259,800	2,250,000